Prepayment for acquisition (Tables)	12 Months Ended
Dec. 31, 2024
Prepayment for acquisition
Schedule of prepayments for acquisition

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Prepayment for acquisition	—	32,000,000	4,383,982